Risk Management - Disclosure of ECL under 100% weighted scenarios for key modelled portfolios (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 1,232,975	£ 1,204,773
Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(4,034)	(3,860)
Loans and advances at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	150,786	144,827
Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 150,786	£ 144,827
Coverage ratio	2.30%	2.30%
Loans and advances at amortised cost | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 138,340	£ 132,198
Coverage ratio	0.40%	0.40%
Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 10,057	£ 10,591
Coverage ratio	9.30%	9.10%
Loans and advances at amortised cost | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 2,389	£ 2,038
Coverage ratio	45.90%	47.80%
Loans and advances at amortised cost | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 154,403	£ 148,247
Loans and advances at amortised cost | Gross exposure | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	138,892	132,689
Loans and advances at amortised cost | Gross exposure | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	138,892	132,689
Loans and advances at amortised cost | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	11,093	11,654
Loans and advances at amortised cost | Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	11,093	11,654
Loans and advances at amortised cost | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	4,418	3,904
Loans and advances at amortised cost | Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	4,418	3,904
Loans and advances at amortised cost | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(3,617)	(3,420)
Loans and advances at amortised cost | Accumulated impairment | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(552)	(491)
Loans and advances at amortised cost | Accumulated impairment | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(552)	(491)
Loans and advances at amortised cost | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(1,036)	(1,063)
Loans and advances at amortised cost | Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(1,036)	(1,063)
Loans and advances at amortised cost | Accumulated impairment | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(2,029)	(1,866)
Loans and advances at amortised cost | Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(2,029)	(1,866)
Retail mortgages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	4,952	4,956
Retail mortgages | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 4,952	£ 4,956
Coverage ratio	0.70%	0.80%
Retail mortgages | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 4,665	£ 4,529
Coverage ratio	0.20%	0.20%
Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 136	£ 149
Coverage ratio	0.00%	0.70%
Retail mortgages | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 151	£ 278
Coverage ratio	13.70%	10.30%
Retail mortgages | Gross exposure
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 4,985	£ 4,997	£ 8,362
Retail mortgages | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	4,985	4,997
Retail mortgages | Gross exposure | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	4,674	4,537	7,257
Retail mortgages | Gross exposure | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	4,674	4,537
Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	136	150	389
Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	136	150
Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	175	310	716
Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	175	310
Retail mortgages | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(33)	(41)	(360)
Retail mortgages | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(33)	(41)
Retail mortgages | Accumulated impairment | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(9)	(8)	(11)
Retail mortgages | Accumulated impairment | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(9)	(8)
Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	(1)	(28)
Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	(1)
Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(24)	(32)	(321)
Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(24)	(32)
Retail credit cards
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	20,527	19,749
Retail credit cards | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 20,527	£ 19,749
Coverage ratio	11.20%	11.50%
Retail credit cards | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 18,406	£ 17,295
Coverage ratio	2.10%	1.90%
Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 1,740	£ 2,146
Coverage ratio	31.40%	27.30%
Retail credit cards | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 381	£ 308
Coverage ratio	78.50%	82.10%
Retail credit cards | Gross exposure
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 23,113	£ 22,306	27,287
Retail credit cards | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	23,113	22,306
Retail credit cards | Gross exposure | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	18,801	17,629	22,315
Retail credit cards | Gross exposure | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	18,801	17,629
Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	2,536	2,953	3,450
Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	2,536	2,953
Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	1,776	1,724	1,522
Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	1,776	1,724
Retail credit cards | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(2,586)	(2,557)	(2,776)
Retail credit cards | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(2,586)	(2,557)
Retail credit cards | Accumulated impairment | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(395)	(334)	(412)
Retail credit cards | Accumulated impairment | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(395)	(334)
Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(796)	(807)	(1,138)
Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(796)	(807)
Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(1,395)	(1,416)	(1,226)
Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(1,395)	(1,416)
Retail other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	4,128	3,918
Retail other | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 4,128	£ 3,918
Coverage ratio	0.80%	0.80%
Retail other | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 3,781	£ 3,324
Coverage ratio	0.20%	0.20%
Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 260	£ 403
Coverage ratio	1.90%	0.20%
Retail other | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 87	£ 191
Coverage ratio	18.70%	11.60%
Retail other | Gross exposure
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 4,160	£ 3,949	3,411
Retail other | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	4,160	3,949
Retail other | Gross exposure | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	3,788	3,329	2,734
Retail other | Gross exposure | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	3,788	3,329
Retail other | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	265	404	369
Retail other | Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	265	404
Retail other | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	107	216	308
Retail other | Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	107	216
Retail other | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(32)	(31)	(45)
Retail other | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(32)	(31)
Retail other | Accumulated impairment | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(7)	(5)	(8)
Retail other | Accumulated impairment | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(7)	(5)
Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(5)	(1)	(2)
Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(5)	(1)
Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(20)	(25)	(35)
Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(20)	(25)
Corporate loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	121,179	116,204
Corporate loans | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 121,179	£ 116,204
Coverage ratio	0.80%	0.70%
Corporate loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 111,488	£ 107,050
Coverage ratio	0.10%	0.10%
Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 7,921	£ 7,893
Coverage ratio	2.90%	3.10%
Corporate loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 1,770	£ 1,261
Coverage ratio	25.00%	23.80%
Corporate loans | Gross exposure
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 122,145	£ 116,995	111,158
Corporate loans | Gross exposure | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	122,145	116,995
Corporate loans | Gross exposure | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	111,629	107,194	100,956
Corporate loans | Gross exposure | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	111,629	107,194
Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	8,156	8,147	8,967
Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	8,156	8,147
Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	2,360	1,654	1,235
Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	2,360	1,654
Corporate loans | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(966)	(791)	(836)
Corporate loans | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(966)	(791)
Corporate loans | Accumulated impairment | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(141)	(144)	(179)
Corporate loans | Accumulated impairment | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(141)	(144)
Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(235)	(254)	(309)
Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(235)	(254)
Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(590)	(393)	£ (348)
Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(590)	(393)
Total weighted model ECL | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(3,451)	(3,712)
Total weighted model ECL | Loans and advances at amortised cost | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(3,400)	(3,700)
Total weighted model ECL | Weighted | Loans and advances at amortised cost | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (3,451)	£ (3,712)
Total weighted model ECL | Weighted | Retail mortgages | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Weighted | Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Weighted | Retail mortgages | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	13.30%	20.00%
Total weighted model ECL | Weighted | Retail mortgages | Gross exposure | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 13	£ 9
Total weighted model ECL | Weighted | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	1	3
Total weighted model ECL | Weighted | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	15	25
Total weighted model ECL | Weighted | Retail mortgages | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(2)	(5)
Total weighted model ECL | Weighted | Retail mortgages | Accumulated impairment | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Weighted | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Weighted | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (2)	£ (5)
Total weighted model ECL | Weighted | Retail credit cards | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1.10%	0.90%
Total weighted model ECL | Weighted | Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	24.80%	22.30%
Total weighted model ECL | Weighted | Retail credit cards | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	75.80%	76.60%
Total weighted model ECL | Weighted | Retail credit cards | Gross exposure | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 41,195	£ 45,377
Total weighted model ECL | Weighted | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	3,513	4,591
Total weighted model ECL | Weighted | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	1,975	2,005
Total weighted model ECL | Weighted | Retail credit cards | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(2,817)	(2,981)
Total weighted model ECL | Weighted | Retail credit cards | Accumulated impairment | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(448)	(422)
Total weighted model ECL | Weighted | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(871)	(1,024)
Total weighted model ECL | Weighted | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (1,498)	£ (1,535)
Total weighted model ECL | Weighted | Retail other | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Weighted | Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Weighted | Retail other | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Weighted | Retail other | Gross exposure | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 0	£ 0
Total weighted model ECL | Weighted | Retail other | Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Weighted | Retail other | Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Weighted | Retail other | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Weighted | Retail other | Accumulated impairment | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Weighted | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Weighted | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 0	£ 0
Total weighted model ECL | Weighted | Corporate loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.10%	0.10%
Total weighted model ECL | Weighted | Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.70%	2.60%
Total weighted model ECL | Weighted | Corporate loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	71.40%	73.50%
Total weighted model ECL | Weighted | Corporate loans | Gross exposure | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 201,622	£ 193,873
Total weighted model ECL | Weighted | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	15,180	17,769
Total weighted model ECL | Weighted | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	35	34
Total weighted model ECL | Weighted | Corporate loans | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(632)	(726)
Total weighted model ECL | Weighted | Corporate loans | Accumulated impairment | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(197)	(237)
Total weighted model ECL | Weighted | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(410)	(464)
Total weighted model ECL | Weighted | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(25)	(25)
Total weighted model ECL | Upside 2 | Loans and advances at amortised cost | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (3,213)	£ (3,490)
Total weighted model ECL | Upside 2 | Retail mortgages | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Upside 2 | Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Upside 2 | Retail mortgages | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	6.70%	16.00%
Total weighted model ECL | Upside 2 | Retail mortgages | Gross exposure | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 13	£ 9
Total weighted model ECL | Upside 2 | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	1	3
Total weighted model ECL | Upside 2 | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	15	25
Total weighted model ECL | Upside 2 | Retail mortgages | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(1)	(4)
Total weighted model ECL | Upside 2 | Retail mortgages | Accumulated impairment | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Upside 2 | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Upside 2 | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (1)	£ (4)
Total weighted model ECL | Upside 2 | Retail credit cards | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1.00%	0.90%
Total weighted model ECL | Upside 2 | Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	23.90%	21.60%
Total weighted model ECL | Upside 2 | Retail credit cards | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	73.70%	74.60%
Total weighted model ECL | Upside 2 | Retail credit cards | Gross exposure | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 40,997	£ 45,328
Total weighted model ECL | Upside 2 | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	3,392	4,516
Total weighted model ECL | Upside 2 | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	1,975	2,005
Total weighted model ECL | Upside 2 | Retail credit cards | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(2,684)	(2,882)
Total weighted model ECL | Upside 2 | Retail credit cards | Accumulated impairment | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(420)	(410)
Total weighted model ECL | Upside 2 | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(809)	(976)
Total weighted model ECL | Upside 2 | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (1,455)	£ (1,496)
Total weighted model ECL | Upside 2 | Retail other | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Upside 2 | Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Upside 2 | Retail other | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Upside 2 | Retail other | Gross exposure | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 0	£ 0
Total weighted model ECL | Upside 2 | Retail other | Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Upside 2 | Retail other | Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Upside 2 | Retail other | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Upside 2 | Retail other | Accumulated impairment | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Upside 2 | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Upside 2 | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 0	£ 0
Total weighted model ECL | Upside 2 | Corporate loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.10%	0.10%
Total weighted model ECL | Upside 2 | Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.30%	2.20%
Total weighted model ECL | Upside 2 | Corporate loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	71.40%	73.50%
Total weighted model ECL | Upside 2 | Corporate loans | Gross exposure | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 202,562	£ 194,752
Total weighted model ECL | Upside 2 | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	14,097	16,740
Total weighted model ECL | Upside 2 | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	35	34
Total weighted model ECL | Upside 2 | Corporate loans | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(528)	(604)
Total weighted model ECL | Upside 2 | Corporate loans | Accumulated impairment | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(172)	(206)
Total weighted model ECL | Upside 2 | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(331)	(373)
Total weighted model ECL | Upside 2 | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(25)	(25)
Total weighted model ECL | Upside 1 | Loans and advances at amortised cost | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (3,315)	£ (3,582)
Total weighted model ECL | Upside 1 | Retail mortgages | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Upside 1 | Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Upside 1 | Retail mortgages | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	6.70%	20.00%
Total weighted model ECL | Upside 1 | Retail mortgages | Gross exposure | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 13	£ 9
Total weighted model ECL | Upside 1 | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	1	3
Total weighted model ECL | Upside 1 | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	15	25
Total weighted model ECL | Upside 1 | Retail mortgages | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(1)	(5)
Total weighted model ECL | Upside 1 | Retail mortgages | Accumulated impairment | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Upside 1 | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Upside 1 | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (1)	£ (5)
Total weighted model ECL | Upside 1 | Retail credit cards | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1.10%	0.90%
Total weighted model ECL | Upside 1 | Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	24.30%	21.90%
Total weighted model ECL | Upside 1 | Retail credit cards | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	74.90%	75.70%
Total weighted model ECL | Upside 1 | Retail credit cards | Gross exposure | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 41,089	£ 45,352
Total weighted model ECL | Upside 1 | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	3,455	4,554
Total weighted model ECL | Upside 1 | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	1,975	2,005
Total weighted model ECL | Upside 1 | Retail credit cards | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(2,753)	(2,933)
Total weighted model ECL | Upside 1 | Retail credit cards | Accumulated impairment | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(434)	(417)
Total weighted model ECL | Upside 1 | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(840)	(999)
Total weighted model ECL | Upside 1 | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (1,479)	£ (1,517)
Total weighted model ECL | Upside 1 | Retail other | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Upside 1 | Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Upside 1 | Retail other | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Upside 1 | Retail other | Gross exposure | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 0	£ 0
Total weighted model ECL | Upside 1 | Retail other | Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Upside 1 | Retail other | Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Upside 1 | Retail other | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Upside 1 | Retail other | Accumulated impairment | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Upside 1 | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Upside 1 | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 0	£ 0
Total weighted model ECL | Upside 1 | Corporate loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.10%	0.10%
Total weighted model ECL | Upside 1 | Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.50%	2.40%
Total weighted model ECL | Upside 1 | Corporate loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	71.40%	73.50%
Total weighted model ECL | Upside 1 | Corporate loans | Gross exposure | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 202,203	£ 194,413
Total weighted model ECL | Upside 1 | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	14,510	17,134
Total weighted model ECL | Upside 1 | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	35	34
Total weighted model ECL | Upside 1 | Corporate loans | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(561)	(644)
Total weighted model ECL | Upside 1 | Corporate loans | Accumulated impairment | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(180)	(215)
Total weighted model ECL | Upside 1 | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(356)	(404)
Total weighted model ECL | Upside 1 | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(25)	(25)
Total weighted model ECL | Baseline | Loans and advances at amortised cost | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (3,423)	£ (3,678)
Total weighted model ECL | Baseline | Retail mortgages | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Baseline | Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Baseline | Retail mortgages | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	13.30%	20.00%
Total weighted model ECL | Baseline | Retail mortgages | Gross exposure | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 13	£ 9
Total weighted model ECL | Baseline | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	1	3
Total weighted model ECL | Baseline | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	15	25
Total weighted model ECL | Baseline | Retail mortgages | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(2)	(5)
Total weighted model ECL | Baseline | Retail mortgages | Accumulated impairment | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Baseline | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Baseline | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (2)	£ (5)
Total weighted model ECL | Baseline | Retail credit cards | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1.10%	0.90%
Total weighted model ECL | Baseline | Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	24.80%	22.30%
Total weighted model ECL | Baseline | Retail credit cards | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	76.10%	76.70%
Total weighted model ECL | Baseline | Retail credit cards | Gross exposure | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 41,197	£ 45,377
Total weighted model ECL | Baseline | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	3,504	4,590
Total weighted model ECL | Baseline | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	1,975	2,005
Total weighted model ECL | Baseline | Retail credit cards | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(2,821)	(2,983)
Total weighted model ECL | Baseline | Retail credit cards | Accumulated impairment | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(450)	(423)
Total weighted model ECL | Baseline | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(868)	(1,023)
Total weighted model ECL | Baseline | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (1,503)	£ (1,537)
Total weighted model ECL | Baseline | Retail other | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Baseline | Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Baseline | Retail other | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Baseline | Retail other | Gross exposure | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 0	£ 0
Total weighted model ECL | Baseline | Retail other | Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Baseline | Retail other | Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Baseline | Retail other | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Baseline | Retail other | Accumulated impairment | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Baseline | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Baseline | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 0	£ 0
Total weighted model ECL | Baseline | Corporate loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.10%	0.10%
Total weighted model ECL | Baseline | Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.60%	2.50%
Total weighted model ECL | Baseline | Corporate loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	71.40%	73.50%
Total weighted model ECL | Baseline | Corporate loans | Gross exposure | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 201,950	£ 194,151
Total weighted model ECL | Baseline | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	14,869	17,508
Total weighted model ECL | Baseline | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	35	34
Total weighted model ECL | Baseline | Corporate loans | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(600)	(690)
Total weighted model ECL | Baseline | Corporate loans | Accumulated impairment | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(188)	(226)
Total weighted model ECL | Baseline | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(387)	(439)
Total weighted model ECL | Baseline | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(25)	(25)
Total weighted model ECL | Downside 1 | Loans and advances at amortised cost | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (3,726)	£ (3,942)
Total weighted model ECL | Downside 1 | Retail mortgages | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Downside 1 | Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Downside 1 | Retail mortgages | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	13.30%	20.00%
Total weighted model ECL | Downside 1 | Retail mortgages | Gross exposure | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 13	£ 9
Total weighted model ECL | Downside 1 | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	1	3
Total weighted model ECL | Downside 1 | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	15	25
Total weighted model ECL | Downside 1 | Retail mortgages | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(2)	(5)
Total weighted model ECL | Downside 1 | Retail mortgages | Accumulated impairment | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Downside 1 | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Downside 1 | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (2)	£ (5)
Total weighted model ECL | Downside 1 | Retail credit cards | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1.10%	0.90%
Total weighted model ECL | Downside 1 | Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	25.80%	23.00%
Total weighted model ECL | Downside 1 | Retail credit cards | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	77.70%	78.30%
Total weighted model ECL | Downside 1 | Retail credit cards | Gross exposure | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 41,419	£ 45,429
Total weighted model ECL | Downside 1 | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	3,634	4,660
Total weighted model ECL | Downside 1 | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	1,975	2,005
Total weighted model ECL | Downside 1 | Retail credit cards | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(2,945)	(3,071)
Total weighted model ECL | Downside 1 | Retail credit cards | Accumulated impairment | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(475)	(431)
Total weighted model ECL | Downside 1 | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(936)	(1,070)
Total weighted model ECL | Downside 1 | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (1,534)	£ (1,570)
Total weighted model ECL | Downside 1 | Retail other | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Downside 1 | Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Downside 1 | Retail other | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Downside 1 | Retail other | Gross exposure | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 0	£ 0
Total weighted model ECL | Downside 1 | Retail other | Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Downside 1 | Retail other | Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Downside 1 | Retail other | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Downside 1 | Retail other | Accumulated impairment | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Downside 1 | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Downside 1 | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 0	£ 0
Total weighted model ECL | Downside 1 | Corporate loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.10%	0.10%
Total weighted model ECL | Downside 1 | Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	3.20%	3.10%
Total weighted model ECL | Downside 1 | Corporate loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	71.40%	73.50%
Total weighted model ECL | Downside 1 | Corporate loans | Gross exposure | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 200,869	£ 193,208
Total weighted model ECL | Downside 1 | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	16,082	18,576
Total weighted model ECL | Downside 1 | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	35	34
Total weighted model ECL | Downside 1 | Corporate loans | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(779)	(866)
Total weighted model ECL | Downside 1 | Corporate loans | Accumulated impairment | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(233)	(272)
Total weighted model ECL | Downside 1 | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(521)	(569)
Total weighted model ECL | Downside 1 | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(25)	(25)
Total weighted model ECL | Downside 2 | Loans and advances at amortised cost | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (4,170)	£ (4,324)
Total weighted model ECL | Downside 2 | Retail mortgages | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Downside 2 | Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Downside 2 | Retail mortgages | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	13.30%	20.00%
Total weighted model ECL | Downside 2 | Retail mortgages | Gross exposure | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 13	£ 9
Total weighted model ECL | Downside 2 | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	1	3
Total weighted model ECL | Downside 2 | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	15	25
Total weighted model ECL | Downside 2 | Retail mortgages | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(2)	(5)
Total weighted model ECL | Downside 2 | Retail mortgages | Accumulated impairment | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Downside 2 | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Downside 2 | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (2)	£ (5)
Total weighted model ECL | Downside 2 | Retail credit cards | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1.20%	1.00%
Total weighted model ECL | Downside 2 | Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	26.80%	23.70%
Total weighted model ECL | Downside 2 | Retail credit cards | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	79.10%	79.70%
Total weighted model ECL | Downside 2 | Retail credit cards | Gross exposure | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 41,583	£ 45,462
Total weighted model ECL | Downside 2 | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	3,837	4,752
Total weighted model ECL | Downside 2 | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	1,975	2,005
Total weighted model ECL | Downside 2 | Retail credit cards | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(3,092)	(3,163)
Total weighted model ECL | Downside 2 | Retail credit cards | Accumulated impairment | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(500)	(438)
Total weighted model ECL | Downside 2 | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(1,029)	(1,127)
Total weighted model ECL | Downside 2 | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (1,563)	£ (1,598)
Total weighted model ECL | Downside 2 | Retail other | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Downside 2 | Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Downside 2 | Retail other | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Downside 2 | Retail other | Gross exposure | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 0	£ 0
Total weighted model ECL | Downside 2 | Retail other | Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Downside 2 | Retail other | Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Downside 2 | Retail other | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Downside 2 | Retail other | Accumulated impairment | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Downside 2 | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Total weighted model ECL | Downside 2 | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 0	£ 0
Total weighted model ECL | Downside 2 | Corporate loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.10%	0.20%
Total weighted model ECL | Downside 2 | Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	3.90%	3.70%
Total weighted model ECL | Downside 2 | Corporate loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	71.40%	73.50%
Total weighted model ECL | Downside 2 | Corporate loans | Gross exposure | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 197,068	£ 189,985
Total weighted model ECL | Downside 2 | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	20,024	21,956
Total weighted model ECL | Downside 2 | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	35	34
Total weighted model ECL | Downside 2 | Corporate loans | Accumulated impairment | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(1,076)	(1,156)
Total weighted model ECL | Downside 2 | Corporate loans | Accumulated impairment | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(280)	(318)
Total weighted model ECL | Downside 2 | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(771)	(813)
Total weighted model ECL | Downside 2 | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(25)	(25)
ECL from individually assessed exposures | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(538)	(329)
ECL from individually assessed exposures | Loans and advances at amortised cost | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(500)	(300)
ECL from benchmarked exposures and others | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(63)	(103)
ECL from benchmarked exposures and others | Loans and advances at amortised cost | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(100)	(100)
ECL from debt securities at amortised cost | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(19)	(20)
ECL from held for sale assets (co-branded card portfolio) | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	235	282
ECL from post model management adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(198)	22
ECL from economic uncertainty adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (80)	£ 0